Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash equivalents [abstract]
Disclosure Of Detailed Information About Cash Equivalents

	Annual yield	2024	2023

Cash equivalents (R$)	65% to 110% CDI (i)	881,848	304,292
Cash equivalents (COP)	11.94% DTF(ii)	18,482	22,003
Cash equivalents (US$)	3.81% a year (iii)	11,005	237,999

Total cash equivalents		911,335	564,294
(i)Represents the Brazilian interbank deposit rate, which is an average of the overnight interbank rates in Brazil (the "CDI").
(ii)Colombian investment rate, which is an average of interbank and corporate finance ("DTF").
(iii)Average annualized yield obtained in the last year from overseas bank accounts.